SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2022
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Summary of Company's Ownership Percentage in Each of Its Subsidiaries	The following table sets forth the Company’s ownership percentage in each of its subsidiaries as of December 31, 2022:

Name of Subsidiary	Percentage Ownership as at December 31, 2022	Percentage Ownership as at December 31, 2021

NXE Energy Royalty Ltd.	100%	100%
NXE Energy SW1 Ltd.	100%	100%
NXE Energy SW3 Ltd.	100%	100%
IsoEnergy Ltd.	50.1%	50.5%

Summary of Depreciation Over the Estimated Useful Lives of Each Significant Component	Depreciation is calculated over the estimated useful lives of each significant component as follows:

-	Computing equipment	55% declining balance basis
-	Software	55% declining balance basis
-	Field equipment	20% declining balance basis
-	Leasehold improvements	Lease term straight-line basis
-	Road	5-year straight-line basis
-	Lease right-of-use assets	Lease term straight-line basis
-	Vehicles	2-year straight-line basis
Depreciation methods, useful lives, and residual values are reviewed at least annually and adjusted if appropriate.

Schedule of accounting policy for financial instruments
The Company has the following financial instruments, which are classified under IFRS 9 in the table below:

Financial assets/liabilities	Classification
Cash	Amortized cost
Amounts receivable	Amortized cost
Marketable securities	FVTOCI
Accounts payable and accrued liabilities	Amortized cost
Convertible debentures	FVTPL